Due to related parties (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Schedule of related party	The Company has the following related parties:
Name of related party	Relationship
Tingting Chang	CEO, CFO, secretary and sole director
Edward Sin	Former CFO

Schedule of due to related party
	December 31, 2017	December 31, 2018
To Tingting Chang	$12,600	$50,406
To Edward Sin	$—	$4,532
Total	$12,600	$54,938